36. Financial instruments and risk management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments and risk management [line items]
Assets, per balance sheet	R$ 7,473,872	R$ 6,510,898
Derivative financial instruments	46,511	81,408
Trade accounts receivable and other accounts receivable, excluding prepayments	3,287,855	2,969,116
Marketable securities	658,328	790,070
Cash and cash equivalents	2,284,810	1,075,530	R$ 2,960,718	R$ 5,128,186
Leasing - assets	156,378	208,049
Judicial deposits	1,006,899	1,345,113
Other assets to offset	33,090	41,612
Liabilities per balance sheet	14,315,235	8,308,188
Borrowing and financing	2,029,088	1,663,017
Derivative financial instruments	4,405	11,618
Suppliers and other obligations, excluding legal obligations	3,923,035	4,323,374
Leasing - liabilities	1,584,802	1,940,074
Dividends payable	577,837	370,105
Financial Liabilities Measured At Amortized Cost [Member]
Financial instruments and risk management [line items]
Liabilities per balance sheet	14,310,830	8,296,570
Borrowing and financing	2,029,088	1,663,017
Suppliers and other obligations, excluding legal obligations	3,923,035	4,323,374
Leasing - liabilities	7,780,870	1,940,074
Dividends payable	577,837	370,105
Financial Liabilities At Fair Value Through Profit Or Loss [Member]
Financial instruments and risk management [line items]
Liabilities per balance sheet	4,405	11,618
Derivative financial instruments	4,405	11,618
Financial Assets Measured At Amortized Cost [Member]
Financial instruments and risk management [line items]
Assets, per balance sheet	6,769,032	5,639,420
Trade accounts receivable and other accounts receivable, excluding prepayments	3,287,855	2,969,116
Cash and cash equivalents	2,284,810	1,075,530
Leasing - assets	156,378	208,049
Judicial deposits	1,006,899	1,345,113
Other assets to offset	33,090	41,612
Financial Assets At Fair Value Through Profit Or Loss [Member]
Financial instruments and risk management [line items]
Assets, per balance sheet	704,839	871,478
Derivative financial instruments	46,511	81,408
Marketable securities	R$ 658,328	R$ 790,070